DERIVATIVE LIABILITY (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Oct. 29, 2012
Derivative Liability	$ 398,603	$ 0	$ 398,603	$ 523,458
Change in fair value of derivative liability	$ (124,855)	$ 0	$ (124,855)